Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Eagle Funds
Entity Central Index Key	0000906352
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000030894
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class A
Trading Symbol	SGENX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$55	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[1]
AssetsNet	$ 58,134,775,648
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	9.35%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,134,775,648 Number of Portfolio Holdings203 Portfolio Turnover Rate9.35%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030896
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class C
Trading Symbol	FESGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$94	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.86%	[3]
AssetsNet	$ 58,134,775,648
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	9.35%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,134,775,648 Number of Portfolio Holdings203 Portfolio Turnover Rate9.35%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030895
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class I
Trading Symbol	SGIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[5]
AssetsNet	$ 58,134,775,648
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	9.35%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,134,775,648 Number of Portfolio Holdings203 Portfolio Turnover Rate9.35%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000179766
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class R6
Trading Symbol	FEGRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[7]
AssetsNet	$ 58,134,775,648
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	9.35%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,134,775,648 Number of Portfolio Holdings203 Portfolio Turnover Rate9.35%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030897
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class A
Trading Symbol	SGOVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$60	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[9]
AssetsNet	$ 13,097,964,403
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	7.17%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,097,964,403 Number of Portfolio Holdings147 Portfolio Turnover Rate7.17%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030899
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class C
Trading Symbol	FESOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$98	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%	[11]
AssetsNet	$ 13,097,964,403
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	7.17%	[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,097,964,403 Number of Portfolio Holdings147 Portfolio Turnover Rate7.17%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030898
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class I
Trading Symbol	SGOIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$46	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[13]
AssetsNet	$ 13,097,964,403
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	7.17%	[14]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,097,964,403 Number of Portfolio Holdings147 Portfolio Turnover Rate7.17%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000179770
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class R6
Trading Symbol	FEORX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[15]
AssetsNet	$ 13,097,964,403
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	7.17%	[16]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,097,964,403 Number of Portfolio Holdings147 Portfolio Turnover Rate7.17%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030900
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class A
Trading Symbol	FEVAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$56	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[17]
AssetsNet	$ 1,379,001,136
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	8.66%	[18]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,379,001,136 Number of Portfolio Holdings84 Portfolio Turnover Rate8.66%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030902
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class C
Trading Symbol	FEVCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$93	1.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%	[19]
AssetsNet	$ 1,379,001,136
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	8.66%	[20]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,379,001,136 Number of Portfolio Holdings84 Portfolio Turnover Rate8.66%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030901
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class I
Trading Symbol	FEVIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$44	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[21]
AssetsNet	$ 1,379,001,136
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	8.66%	[22]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,379,001,136 Number of Portfolio Holdings84 Portfolio Turnover Rate8.66%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000179773
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class R6
Trading Symbol	FEVRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[23]
AssetsNet	$ 1,379,001,136
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	8.66%	[24]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,379,001,136 Number of Portfolio Holdings84 Portfolio Turnover Rate8.66%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030903
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class A
Trading Symbol	SGGDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$63	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%	[25]
AssetsNet	$ 3,481,601,299
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	3.49%	[26]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,481,601,299 Number of Portfolio Holdings30 Portfolio Turnover Rate3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030905
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class C
Trading Symbol	FEGOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$103	1.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.88%	[27]
AssetsNet	$ 3,481,601,299
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	3.49%	[28]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,481,601,299 Number of Portfolio Holdings30 Portfolio Turnover Rate3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030904
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class I
Trading Symbol	FEGIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$50	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[29]
AssetsNet	$ 3,481,601,299
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	3.49%	[30]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,481,601,299 Number of Portfolio Holdings30 Portfolio Turnover Rate3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000179778
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class R6
Trading Symbol	FEURX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$44	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%	[31]
AssetsNet	$ 3,481,601,299
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	3.49%	[32]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,481,601,299 Number of Portfolio Holdings30 Portfolio Turnover Rate3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000109583
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class A
Trading Symbol	FEBAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$60	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[33]
AssetsNet	$ 1,870,642,205
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	7.34%	[34]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,870,642,205 Number of Portfolio Holdings265 Portfolio Turnover Rate7.34%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000109584
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class C
Trading Symbol	FEBCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$99	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%	[35]
AssetsNet	$ 1,870,642,205
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	7.34%	[36]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,870,642,205 Number of Portfolio Holdings265 Portfolio Turnover Rate7.34%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000109585
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class I
Trading Symbol	FEBIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[37]
AssetsNet	$ 1,870,642,205
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	7.34%	[38]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,870,642,205 Number of Portfolio Holdings265 Portfolio Turnover Rate7.34%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000179790
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class R6
Trading Symbol	FEBRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$45	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[39]
AssetsNet	$ 1,870,642,205
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	7.34%	[40]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,870,642,205 Number of Portfolio Holdings265 Portfolio Turnover Rate7.34%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030908
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class A
Trading Symbol	FEFAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[41]
AssetsNet	$ 390,576,309
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	10.20%	[42]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$390,576,309 Number of Portfolio Holdings38 Portfolio Turnover Rate10.20%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000030907
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class C
Trading Symbol	FEAMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$80	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.65%	[43]
AssetsNet	$ 390,576,309
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	10.20%	[44]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$390,576,309 Number of Portfolio Holdings38 Portfolio Turnover Rate10.20%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000124490
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class I
Trading Symbol	FEAIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[45]
AssetsNet	$ 390,576,309
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	10.20%	[46]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$390,576,309 Number of Portfolio Holdings38 Portfolio Turnover Rate10.20%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000179782
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class R6
Trading Symbol	FEFRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[47]
AssetsNet	$ 390,576,309
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	10.20%	[48]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$390,576,309 Number of Portfolio Holdings38 Portfolio Turnover Rate10.20%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000228686
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class A
Trading Symbol	FESAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$58	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.25%	[49]
AssetsNet	$ 1,468,926,113
Holdings Count | Holding	246
InvestmentCompanyPortfolioTurnover	25.22%	[50]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,468,926,113 Number of Portfolio Holdings246 Portfolio Turnover Rate25.22%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000228687
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class I
Trading Symbol	FESCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$46	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.00%	[51]
AssetsNet	$ 1,468,926,113
Holdings Count | Holding	246
InvestmentCompanyPortfolioTurnover	25.22%	[52]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,468,926,113 Number of Portfolio Holdings246 Portfolio Turnover Rate25.22%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000228685
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class R6
Trading Symbol	FESRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$44	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%	[53]
AssetsNet	$ 1,468,926,113
Holdings Count | Holding	246
InvestmentCompanyPortfolioTurnover	25.22%	[54]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,468,926,113 Number of Portfolio Holdings246 Portfolio Turnover Rate25.22%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000237506
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class A
Trading Symbol	FEMAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$56	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.20%	[55]
AssetsNet	$ 50,191,498
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.64%	[56]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$50,191,498 Number of Portfolio Holdings77 Portfolio Turnover Rate17.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000237507
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class I
Trading Symbol	FESMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$44	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%	[57]
AssetsNet	$ 50,191,498
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.64%	[58]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$50,191,498 Number of Portfolio Holdings77 Portfolio Turnover Rate17.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000237508
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class R6
Trading Symbol	FEXRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$44	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%	[59]
AssetsNet	$ 50,191,498
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.64%	[60]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$50,191,498 Number of Portfolio Holdings77 Portfolio Turnover Rate17.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000232393
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class A
Trading Symbol	FERAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$54	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[61]
AssetsNet	$ 14,068,193
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	26.15%	[62]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,068,193 Number of Portfolio Holdings68 Portfolio Turnover Rate26.15%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000232392
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class I
Trading Symbol	FEREX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[63]
AssetsNet	$ 14,068,193
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	26.15%	[64]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,068,193 Number of Portfolio Holdings68 Portfolio Turnover Rate26.15%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000232391
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class R6
Trading Symbol	FERRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[65]
AssetsNet	$ 14,068,193
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	26.15%	[66]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,068,193 Number of Portfolio Holdings68 Portfolio Turnover Rate26.15%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000108220
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FEHAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$57	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[67]
AssetsNet	$ 6,233,485,914
Holdings Count | Holding	1,528
InvestmentCompanyPortfolioTurnover	49.03%	[68]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,233,485,914 Number of Portfolio Holdings1,528 Portfolio Turnover Rate49.03%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000108221
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class C
Trading Symbol	FEHCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$94	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.91%	[69]
AssetsNet	$ 6,233,485,914
Holdings Count | Holding	1,528
InvestmentCompanyPortfolioTurnover	49.03%	[70]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,233,485,914 Number of Portfolio Holdings1,528 Portfolio Turnover Rate49.03%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000108222
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class I
Trading Symbol	FEHIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$46	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[71]
AssetsNet	$ 6,233,485,914
Holdings Count | Holding	1,528
InvestmentCompanyPortfolioTurnover	49.03%	[72]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,233,485,914 Number of Portfolio Holdings1,528 Portfolio Turnover Rate49.03%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000179786
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FEHRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[73]
AssetsNet	$ 6,233,485,914
Holdings Count | Holding	1,528
InvestmentCompanyPortfolioTurnover	49.03%	[74]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,233,485,914 Number of Portfolio Holdings1,528 Portfolio Turnover Rate49.03%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000247344
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FDUAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[75]
AssetsNet	$ 802,759,934
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	97.61%	[76]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$802,759,934 Number of Portfolio Holdings435 Portfolio Turnover Rate97.61%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000247345
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class I
Trading Symbol	FDUIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[77]
AssetsNet	$ 802,759,934
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	97.61%	[78]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$802,759,934 Number of Portfolio Holdings435 Portfolio Turnover Rate97.61%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

C000247343
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FDURX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[79]
AssetsNet	$ 802,759,934
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	97.61%	[80]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$802,759,934 Number of Portfolio Holdings435 Portfolio Turnover Rate97.61%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

[1]	Annualized.
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[80]	Not annualized.